Condensed Consolidated Statements of Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Total	Common shares Ordinary Shares	Common shares Deferred Shares	Common shares Deferred B Shares	Common shares Deferred C Shares	Additional Paid in Capital	Accumulated other comprehensive gain/(loss)	Accumulated deficit
Beginning balance at Dec. 31, 2018	$ 232,642	$ 2	$ 0	$ 118	$ 0	$ 361,311	$ (15,488)	$ (113,301)
Beginning balance, shares at Dec. 31, 2018		40,145,617	34,425	88,893,548	1
Stockholders' Equity
Share-based compensation expense	7,365					7,365
Restricted shares - forfeited, shares		(302)
Exercise of stock options	4					4
Exercise of stock options, shares		2,126
Unrealized gain on foreign currency translation	5,051						5,051
Net loss	(27,179)							(27,179)
Ending balance at Mar. 31, 2019	217,883	$ 2	$ 0	$ 118	$ 0	368,680	(10,437)	(140,480)
Ending balance, shares at Mar. 31, 2019		40,147,441	34,425	88,893,548	1
Beginning balance at Dec. 31, 2019	254,839	$ 2	$ 0	$ 118	$ 0	500,560	(8,691)	(237,150)
Beginning balance, shares at Dec. 31, 2019		44,983,006	34,425	88,893,548	1
Stockholders' Equity
Share-based compensation expense	6,235					6,235
Restricted shares - forfeited, shares		(50)
Exercise of stock options	$ 24					24
Exercise of stock options, shares	14,976	14,976
Issuance of ordinary shares, net of issuance costs	$ 73,953	$ 1				73,952
Issuance of shares, net of issuance costs (shares)		7,250,000
Unrealized gain on foreign currency translation	(17,701)						(17,701)
Net loss	(29,873)							(29,873)
Ending balance at Mar. 31, 2020	$ 287,478	$ 3	$ 0	$ 118	$ 0	$ 580,772	$ (26,392)	$ (267,023)
Ending balance, shares at Mar. 31, 2020		52,247,932	34,425	88,893,548	1